Shareholders' Equity (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Retained Earnings (Accumulated Deficit) [Abstract]
PRC statutory reserve funds	¥ 1,218	$ 177	¥ 1,098
Unreserved retained earnings	147,123	21,330	144,062
Total retained earnings	¥ 148,341	$ 21,507	¥ 145,160